Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2012
Registrant Name	dei_EntityRegistrantName	POWERSHARES EXCHANGE TRADED FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001209466
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 04, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 04, 2012
PowerShares NASDAQ Internet Portfolio (Prospectus Summary) | PowerShares NASDAQ Internet Portfolio | PowerShares NASDAQ Internet Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNQI
Powershares S&P 500 BuyWrite Portfolio (Prospectus Summary) | Powershares S&P 500 BuyWrite Portfolio | Powershares S&P 500 BuyWrite Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBP